RELATED PARTY TRANSACTIONS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 8 – RELATED PARTY TRANSACTIONS
The Company incurred software development and information technology related costs to a vendor related through common ownership to a major stockholder of approximately $4,000 for the three months ended March 31, 2023, with $29,000 for the three months ended March 31, 2022, respectively. Amounts due to this related party were $3,000 and $3,000 at March 31, 2023 and December 31, 2022, respectively, and the related expense is recorded to technology and software development costs on the consolidated statement of operations.

NOTE 8 – RELATED PARTY TRANSACTIONS
The Company incurred software development and information technology related costs to a vendor related through common ownership to a major stockholder of approximately $153,000 and $408,000 for the years ended
December 31, 2022 and 2021, respectively. These amounts are included in technology and software development expenses. At December 31, 2022 and 2021, the Company has recorded $3,000 and $4,000, respectively, in accounts payable related to this related party vendor.